Note 23 Mathematical reserves (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
6311 Life Insurance [Member] | SPAIN
Mathematical reserves [Line Items]
Mortality tables	[1]	GRMF 80-2, GKM 80 / GKMF 95, PASEM,GKMF 80/95,PERFM 2000	GRMF 80-2, GKM 80 / GKMF 95, PASEM,GKMF 80/95,PERFM 2000	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000
Average technical interest type	[1]	0.24%- 2,85%	0.25%- 2,87	0.25%- 2.91%
6311 Life Insurance [Member] | MEXICO
Mathematical reserves [Line Items]
Mortality tables	[1]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual
Average technical interest type	[1]	3.60	2.50	2.50
Group insurance [Member] | SPAIN
Mathematical reserves [Line Items]
Mortality tables	[2]	PERFM 2000	PERFM 2000	PERMF 2000
Average technical interest type	[2]	Depending on the related portfolio	Depending on the related portfolio	Depending on the related portfolio
Group insurance [Member] | MEXICO
Mathematical reserves [Line Items]
Mortality tables	[2]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo
Average technical interest type	[2]	5.50	5.50	5.50

[1]	(*) Provides coverage in the case of one or more of the following events: death and disability.
[2]	(**) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.